OPERATING SEGMENTS AND MAJOR CUSTOMERS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
OPERATING SEGMENTS AND MAJOR CUSTOMERS

NOTE 12 – OPERATING SEGMENTS AND MAJOR CUSTOMERS:

a)	Operating segments

As of September 30, 2026, the Company and its subsidiaries are engaged in the following two segments, currently in one geographical location (Israel):

1.	Retail automation solutions – Smart Carts (“Smart Carts”)

2.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Nine Months Ended September 30, 2026
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$3,714	$16,439	$20,153
Total	3,714	16,439	20,153

Cost of revenues
External	2,505	11,341	13,846
Total	2,505	11,341	13,846

Segment operational loss (gain)	(168)	22,627	22,459
Loss on revaluation of warrant liability			-
Financial expenses (income), net			(277)
Tax expenses			-
Net loss			$22,182

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 12 – OPERATING SEGMENTS AND MAJOR CUSTOMERS (CONTINUED)

	Nine Months Ended September 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$3,668	$586	$4,254
Total	3,668	586	4,254

Cost of revenues
External	2,811	67	2,878
Total	2,811	67	2,878

Segment operational loss (gain)	(1)	17,486	17,485
Loss on revaluation of warrant liability			905
Financial income, net			(71)
Tax expenses			-
Net loss			$18,319

	Three Months Ended September 30, 2026
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,356	$9,576	$10,932
Total	1,356	9,576	10,932

Cost of revenues
External	1,195	6,081	7,276
Total	1,195	6,081	7,276

Segment operational loss	121	6,721	6,842
Loss on revaluation of warrant liability			-
Financial expenses (income), net			(277)
Tax expenses			-
Net loss			$6,565

	Three Months Ended September 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,335	$212	$1,547
Total	1,335	212	1,547

Cost of revenues
External	964	57	1,021
Total	964	57	1,021

Segment operational loss (gain)	(67)	4,180	4,113
Gain on revaluation of warrant liability			(2,830)
Financial expenses, net			116
Tax expenses			-
Net loss			$1,399

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 12 - OPERATING SEGMENTS AND MAJOR CUSTOMERS (CONTINUED)

	As at September 30, 2026
	Precision Metal Parts	Smart Carts	Total
Segment assets	$3,903	$67,123	$71,026

Segment liabilities	$1,270	$13,893	$15,163

	As at December 31, 2025
	Precision Metal Parts	Smart Carts	Total
Segment assets	$2,871	$82,289	$85,160

Segment liabilities	$1,138	$7,601	$8,739

b)	Major customer data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Nine months ended
	September 30
	2026	2025

Customer A	38%	14%
Customer B	31%	-
Customer C	14%	-